RiverPark Strategic Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Face Amount†/
	Shares	Value
Asset Backed Securities - 1.93%
Transportation and Warehousing - 1.93%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	5,783,163	5,124,715
Total Asset Backed Securities (Cost $5,304,253)		5,124,715

Bank Loans - 16.77%
Accommodation and Food Services - 0.32%
Fogo De Chao, Inc.
9.276% (1 Month LIBOR + 4.250%), 04/05/2025 (a)	869,968	852,812
Information - 3.60%
American Greetings Corp.
11.102% (1 Month LIBOR + 6.000%), 04/06/2028 (a)	1,256,000	1,257,570
11.102% (1 Month LIBOR + 6.000%), 04/06/2028 (a)	1,462,908	1,464,736
Cengage Learning, Inc.
9.880% (Base Rate + 4.750%), 07/14/2026 (a)	6,666,619	6,547,053
Rackspace Technology Global, Inc.
7.996% (3 Month LIBOR + 2.750%), 02/09/2028 (a)	612,438	284,242
		9,553,601
Manufacturing - 5.12%
Chobani LLC
8.717% (1 Month LIBOR + 3.500%), 10/23/2027 (a)	4,638,153	4,624,610
Crocs, Inc.
8.892% (3 Month LIBOR + 3.500%), 02/19/2029 (a)	2,383,926	2,392,186
Diebold Nixdorf, Inc.
12.674% (1 Month SOFR + 7.500%), 10/02/2023 (a)	759,045	721,362
12.674% (1 Month SOFR + 7.500%), 10/02/2023 (a)	493,111	468,631
Elevate Textiles, Inc.
10.025% (Base Rate + 7.500%), 05/01/2024 (a)	1,101,983	525,646
15.750% (Base Rate + 7.500%), 09/30/2027 (a)	194,847	193,872
First Brands Group LLC
10.246% (6 Month SOFR + 5.000%), 03/30/2027 (a)	1,662,833	1,629,576
13.602% (6 Month SOFR + 8.500%), 03/24/2028 (a)	3,393,361	3,048,375
		13,604,258
Mining, Quarrying, and Oil and Gas Extraction - 1.12%
Quarternorth Energy Holding, Inc.
13.217% (1 Month LIBOR + 8.000%), 08/27/2026 (a)	2,980,117	2,975,156
Professional, Scientific, and Technical Services - 2.59%
Getty Images, Inc.
9.702% (3 Month LIBOR + 4.500%), 02/19/2026 (a)	2,286,030	2,288,887
Inotiv, Inc.
12.477% (6 Month LIBOR + 6.750%), 09/22/2026 (a)	4,757,031	4,590,535
		6,879,422
Retail Trade - 3.82%
Casino Guichard-Perrachon SA
6.298% (3 Month LIBOR + 4.000%), 08/31/2025 (a)(b)(c)	EUR 5,361,000	3,133,373
Mountaineer Merger Corp.
12.299% (3 Month LIBOR + 7.000%), 10/22/2028 (a)	5,915,236	4,776,553
The Container Store, Inc.
10.288% (3 Month LIBOR + 4.750%), 01/31/2026 (a)	2,424,294	2,242,472
		10,152,398
Wholesale Trade - 0.20%
Dairyland USA Corp.
9.952% (1 Month Base Rate + 4.750%), 08/17/2029 (a)	539,531	539,193
Total Bank Loans (Cost $47,475,950)		44,556,840

Commercial Paper - 15.59%
Information - 2.60%
Crown Castle, Inc.
5.931%, 07/06/2023 (d)	2,278,000	2,275,936
Paramount Global, Inc.
5.380%, 08/04/2023 (d)	4,650,000	4,623,748
		6,899,684
Manufacturing - 11.21%
Constellation Brands, Inc.
5.619%, 07/27/2023 (d)	3,194,000	3,180,293
FMC Corp.
5.472%, 07/20/2023 (d)	7,196,000	7,172,397
General Motors Financial Co., Inc.
5.724%, 08/03/2023 (d)	2,388,000	2,375,120
5.718%, 08/17/2023 (d)	4,241,000	4,208,389
Hewlett Packard Enterprise Co.
5.594%, 07/17/2023 (d)	5,110,000	5,097,240
Jabil, Inc.
5.951%, 07/14/2023 (d)	6,017,000	6,003,630
Nutrien Ltd.
5.726%, 08/04/2023 (d)	1,753,000	1,743,703
		29,780,772
Retail Trade - 1.78%
Walgreens Boots Alliance, Inc.
6.132%, 07/13/2023 (d)	4,745,000	4,735,070
Total Commercial Paper (Cost $41,424,202)		41,415,526

Common Stocks - 1.21%
Finance and Insurance - 0.02%
KORE Group Holdings, Inc.	32,156	39,230
Health Care and Social Assistance - 0.14%
Biote Corp.	55,932	378,100
Information - 0.06%
Verizon Communications, Inc.	4,200	156,198
Manufacturing - 0.78%
ProSomnus, Inc. (e)	33,418	77,694
RA PARENT, Inc. (e)(f)	34	1,999,776
		2,077,470
Mining, Quarrying, and Oil and Gas Extraction - 0.21%
Quarternorth Energy Holding, Inc.	4,187	564,366
Professional, Scientific, and Technical Services - 0.00%
GemmaCert Ltd. (e)(f)	21,135	0
Total Common Stocks (Cost $2,853,715)		3,215,364

Convertible Bonds - 7.16%
Finance and Insurance - 0.36%
LendingTree, Inc.
0.500%, 07/15/2025	1,229,000	958,620
Health Care and Social Assistance - 3.10%
Oak Street Health, Inc.
0.000%, 03/15/2026	8,258,000	8,241,484
Information - 3.18%
BuzzFeed, Inc.
8.500%, 12/03/2026 (g)	5,400,000	3,485,160
Leafly Holdings, Inc.
8.000%, 01/31/2025 (e)(f)	4,163,000	3,609,737
UpHealth, Inc.
6.250%, 06/15/2026 (g)	4,592,000	1,351,770
		8,446,667
Manufacturing - 0.52%
ProSomnus, Inc.
14.250%, 04/06/2026 (e)(f)	1,592,805	1,368,927
Total Convertible Bonds (Cost $24,685,703)		19,015,698

Corporate Bonds - 43.71%
Agriculture, Forestry, Fishing and Hunting - 0.72%
Austevoll Seafood ASA
6.150% (3 Month NIBOR + 2.000%), 06/21/2028 (a)(b)(h)	NOK 20,500,000	1,919,440
Arts, Entertainment, and Recreation - 1.09%
DEAG Deutsche Entertainment AG
8.000%, 07/12/2026 (b)(c)	EUR 2,654,000	2,903,292
Construction - 0.83%
Five Point Operating Co LP / Five Point Capital Corp.
7.875%, 11/15/2025 (g)	2,451,000	2,215,961
Educational Services - 0.06%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
13.538% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(g)	160,000	153,981
Finance and Insurance - 4.86%
HMH Holding BV
12.337% (3 Month LIBOR + 7.000%), 02/10/2025 (a)(b)	647,000	664,388
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	3,974,000	3,799,070
Stockwik Forvaltning AB
11.779% (3 Month STIBOR + 8.000%), 03/20/2026 (a)(b)(i)	SEK 15,000,000	1,415,114
StoneX Group, Inc.
8.625%, 06/15/2025 (g)	5,685,000	5,746,712
Storskogen Group AB
10.707% (3 Month STIBOR + 6.875%), 03/22/2027 (a)(b)(i)	SEK 13,750,000	1,287,626
		12,912,910
Information - 12.48%
American Greetings Corp.
8.750%, 04/15/2025 (g)	1,397,000	1,358,534
Azerion Holding BV
7.250%, 04/28/2024 (b)(c)	EUR 500,000	501,664
Cengage Learning, Inc.
9.500%, 06/15/2024 (g)	476,000	476,241
Clear Channel International BV
6.625%, 08/01/2025 (b)(g)	5,310,000	5,290,516
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (b)(g)	3,422,000	3,326,925
Duett Software Group AS
8.700% (3 Month NIBOR + 5.000%), 04/12/2026 (a)(b)(h)	NOK 4,589,000	410,434
Go North Group AB
13.985%, 02/09/2026 (b)	5,763,870	5,807,099
Impala BondCo Plc
12.493% (3 Month STIBOR + 9.000%), 10/20/2024 (a)(b)(i)	SEK 7,500,000	612,275
INNOVATE Corp.
8.500%, 02/01/2026 (g)	7,002,000	5,391,540
Linkem S.p.A.
9.848% (3 Month EURIBOR + 6.250%), 08/09/2023 (a)(b)(c)(g)	EUR 5,699,000	6,258,238
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	4,425,000	3,724,694
		33,158,160
Manufacturing - 8.73%
Carbon Revolution Ltd.
8.500%, 05/15/2027 (b)(g)	1,250,000	1,250,000
Columbia Care, Inc.
9.500%, 02/03/2026 (b)	5,068,000	4,545,362
FXI Holdings, Inc.
12.250%, 11/15/2026 (g)	2,011,000	1,824,982
G-III Apparel Group Ltd.
7.875%, 08/15/2025 (g)	1,376,000	1,332,654
InfraBuild Australia Pty Ltd.
12.000%, 10/01/2024 (b)(g)	9,281,000	9,033,111
LINK Mobility Group Holding ASA
3.375%, 12/15/2025 (b)(c)	EUR 800,000	779,119
LR Global Holding GmbH
10.733% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(b)(c)	EUR 2,694,000	2,851,509
Secop Group Holding GmbH
11.954% (3 Month EURIBOR + 8.400%), 12/29/2026 (a)(b)(c)	EUR 1,443,000	1,574,606
		23,191,343
Mining, Quarrying, and Oil and Gas Extraction - 6.74%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (b)	4,093,361	4,154,761
Greenfire Resources, Inc.
12.000%, 08/15/2025 (b)(g)	1,330,000	1,421,577
International Petroleum Corp.
7.250%, 02/01/2027 (b)	783,000	733,828
Jacktel AS
10.000%, 12/04/2023 (b)(g)	840,803	840,803
Mime Petroleum AS
9.750%, 09/17/2026 (b)(g)	1,468,018	1,434,639
13.500%, 03/21/2083 (b)	109,999	33,000
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (g)	4,258,000	4,198,272
Tacora Resources, Inc.
13.000%, 09/11/2023 (b)(e)(g)	742,000	742,000
8.250%, 05/15/2026 (b)(g)	5,200,000	3,931,015
Transocean, Inc.
8.750%, 02/15/2030 (b)(g)	410,000	416,599
		17,906,494
Professional, Scientific, and Technical Services - 2.67%
Aker Horizons ASA
7.070% (3 Month NIBOR + 3.250%), 08/15/2025 (a)(b)(h)	NOK 8,500,000	768,612
DXC Technology Co.
2.375%, 09/15/2028	672,000	560,318
GemmaCert Ltd. (e)(f)
9.000%, 05/19/2024	479,392	321,600
Getty Images, Inc.
9.750%, 03/01/2027 (g)	2,568,000	2,538,996
LifeFit Group MidCo GmbH
9.678% (3 Month EURIBOR + 7.500%), 01/26/2025 (a)(b)(c)	EUR 1,167,031	1,243,541
Ytinrete BidCo AB
10.610% (3 Month EURIBOR + 7.000%), 07/12/2028 (a)(b)(c)	EUR 1,500,000	1,640,257
		7,073,324
Retail Trade - 1.21%
99 Escrow Issuer, Inc.
7.500%, 01/15/2026 (g)	4,193,000	1,614,179
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (g)	1,640,012	1,587,450
		3,201,629
Transportation and Warehousing - 1.90%
Altera Shuttle Tankers LLC
9.500%, 12/15/2025 (b)	800,000	743,200
Floatel International Ltd.
11.250%, 03/23/2026 (b)	1,269,000	1,283,340
SFL Corp Ltd.
8.875%, 02/01/2027 (b)	700,000	698,250
Skill Bidco ApS
10.213% (3 Month EURIBOR + 6.750%), 03/02/2028 (a)(b)(c)	EUR 2,181,000	2,323,628
		5,048,418
Utilities - 2.42%
IEA Energy Services LLC
6.625%, 08/15/2029 (g)	6,723,000	6,428,869
Total Corporate Bonds (Cost $122,808,605)		116,113,821

Mortgage Backed Securities - 3.59%
Finance and Insurance - 3.59%
BX Commercial Mortgage Trust 2021-CIP
2021-CIP, 6.664% (1 Month LIBOR + 1.471%), 12/15/2038 (a)(g)	1,252,000	1,207,322
BX Commercial Mortgage Trust 2021-SOAR
2021-SOAR, 6.294% (1 Month LIBOR + 1.100%), 06/15/2038 (a)(g)	1,132,180	1,094,120
BX Commercial Mortgage Trust 2021-VINO
2021-VINO, 6.295% (1 Month LIBOR + 1.102%), 05/17/2038 (a)(g)	209,000	201,983
BX Commercial Mortgage Trust 2021-VOLT
2021-VOLT, 6.293% (1 Month LIBOR + 1.100%), 09/15/2036 (a)(g)	1,695,000	1,613,149
BX Commercial Mortgage Trust 2021-XL2
C, 6.390% (1 Month LIBOR + 1.197%), 10/15/2038 (a)(g)	1,160,247	1,119,289
BX Trust 2022-IND
2022-IND, 7.087% (1 Month SOFR + 1.940%), 04/15/2037 (a)(g)	764,554	752,258
Credit Suisse Mortgage Capital Certificates 2019-ICE4
2019-ICE4, 6.793% (1 Month LIBOR + 1.600%), 05/15/2036 (a)(g)	624,447	617,294
MHC Commercial Mortgage Trust 2021-MHC
2021-MHC, 6.862% (1 Month SOFR + 1.715%), 04/15/2038 (a)(g)	837,000	815,526
MSCG Trust 2018-SELF
2018-SELF, 6.844% (1 Month LIBOR + 1.650%), 10/15/2037 (a)(g)	810,604	789,671
SMRT 2022-MINI
2022-MINI, 6.497% (1 Month SOFR + 1.350%), 01/18/2039 (a)(g)	1,375,000	1,329,242
Total Mortgage Backed Securities (Cost $9,507,576)		9,539,854

Preferred Stocks - 1.77%
Finance and Insurance - 0.36%
Saratoga Investment Corp.	40,765	957,978
Manufacturing - 0.93%
Fossil Group, Inc.	130,336	2,455,530
Mining, Quarrying, and Oil and Gas Extraction - 0.46%
NGL Energy Partners LP	48,669	1,216,725
Professional, Scientific, and Technical Services - 0.02%
Argo Blockchain Plc (b)	8,481	59,706
Total Preferred Stocks (Cost $5,291,936)		4,689,939

Real Estate Investment Trusts - 0.97%
Real Estate and Rental and Leasing - 0.97%
CTO Realty Growth, Inc.	149,940	2,569,972
Total Real Estate Investment Trusts (Cost $2,613,790)		2,569,972

Special Purpose Acquisition Companies - 2.10%
Alpha Partners Technology Merger Corp. Founder Shares (b)(e)(f)(k)	8,594	385
AxonPrime Infrastructure Acquisition Corp. Founder Shares (e)(f)(k)	4,000	108
Berenson Acquisition Corp. Founder Shares (e)(f)(k)	12,570	0
Financials Acquisition Corp. (b)(j)(k)	64,486	859,923
GSR II Meteora Acquisition Corp. (e)(k)	218,117	2,724,281
Legato Merger Corp. II. (e)(f)(k)	17,216	106,007
Parabellum Acquisition Corp. Founder Shares (e)(f)(k)	19,671	0
Revelstone Capital Acquisition Corp. Founder Shares (e)(f)(k)	5,925	339
Screaming Eagle Acquisition Corp. (b)(k)	182,532	1,885,556
Total Special Purpose Acquisition Companies (Cost $4,921,775)		5,576,599

Warrants - 0.01%
Financials Acquisition Corp. (b)(j)(k)
Expiration: 04/04/2027, Exercise Price: $11.50	33,086	1,261
Leafly Holdings, Inc. (k)
Expiration: 11/07/2026, Exercise Price: $11.50	21,228	643
McDermott International Ltd. (b)(e)(f)(k)
Expiration: 06/30/2027, Exercise Price: $12.33	258,269	0
McDermott International Ltd. (b)(e)(f)(k)
Expiration: 06/30/2027, Exercise Price: $15.98	286,965	0
ProSomnus, Inc. (e)(k)
Expiration: 04/20/2028, Exercise Price: $11.50	151,260	12,176
Tacora Resources, Inc. (e)(f)(k)
Expiration: 05/11/2025, Exercise Price: $0.01	20,243,861	0
Total Warrants (Cost $154,191)		14,080

Money Market Funds - 9.70%
First American Government Obligations Fund - Class X, 5.015% (l)	12,877,212	12,877,212
First American Treasury Obligations Fund - Class X, 5.039% (l)	12,877,212	12,877,212
Total Money Market Funds (Cost $25,754,424)		25,754,424

Total Investments (Cost $292,796,120) - 104.51%		277,586,832
Liabilities in Excess of Other Assets - (4.51)%		(11,975,002)
Total Net Assets - 100.00%		$265,611,830

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) Variable rate security. The rate shown represents the rate at June 30, 2023.
(b) Foreign issued security.
(c) Principal amount denominated in Euros.
(d) The rate shown is the effective yield.
(e) Security valued using unobservable inputs.
(f) Illiquid security.
(g) Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $82,643,605 or 31.11% of Fund’s net assets.
(h) Principal amount denominated in Norwegian Krone.
(i) Principal amount denominated in Swedish Krona.
(j) Holding denominated in British Pound.
(k) Non-income producing security.
(l) Seven day yield as of June 30, 2023.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

RiverPark Strategic Income Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2023	Currency to be Received	USD Value at June 30, 2023	Unrealized Appreciation / (Depreciation)
7/14/2023	U.S. Bank	18,311,750 EUR	$19,996,289	19,752,817 USD	$19,752,817	$(243,472)
7/14/2023	U.S. Bank	668,400 GBP	848,953	836,576 USD	836,576	(12,377)
7/14/2023	U.S. Bank	29,950,000 NOK	2,791,765	2,789,099 USD	2,789,099	(2,666)
7/14/2023	U.S. Bank	32,683,750 SEK	3,032,385	3,034,963 USD	3,034,963	2,578
7/14/2023	U.S. Bank	231,664 USD	231,664	2,525,000 SEK	234,268	2,604
			$26,901,056		$26,647,723	$(253,333)

EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

RiverPark Strategic Income Fund
Schedule of Written Options Contracts
June 30, 2023 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
Call Options
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: 07/21/2023 Exercise Price: $75.00	417	3,130,419	13,761
MasTec, Inc.
Expiration: 10/20/2023 Exercise Price: $115.00	96	$1,132,512	$101,280
Total Call Options		4,262,931	115,041
Put Options
Warner Bros. Discovery
Expiration: 09/15/2023 Exercise Price: $12.50	102	127,908	11,118
Total Put Options		127,908	11,118
Total Written Options (Premiums Received $75,674)		$4,390,839	$126,159

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
June 30, 2023 (Unaudited)
	Face Amount	Value
Corporate Bonds - (1.30)%
Manufacturing - (1.30)%
Conagra Brands, Inc.
7.125%, 10/01/2026	(1,000,000)	(1,036,327)
PepsiCo, Inc.
2.875%, 10/15/2049	(2,504,000)	(1,880,925)
SCIH Salt Holdings Inc.
6.625%, 05/01/2029 (g)	(652,000)	(546,974)
Total Corporate Bonds (Cost $3,652,546)		(3,464,226)
Total Securities Sold Short (Proceeds $3,652,546)		$(3,464,226)

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
June 30, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2023:

RiverPark Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$5,124,715	$-	$5,124,715
Bank Loans	-	44,556,840	-	44,556,840
Commercial Paper	-	41,415,526	-	41,415,526
Common Stocks	573,528	564,366	2,077,470	3,215,364
Convertible Bonds	-	14,037,034	4,978,664	19,015,698
Corporate Bonds	-	115,050,221	1,063,600	116,113,821
Mortgage Backed Securities	-	9,539,854	-	9,539,854
Preferred Stocks	4,689,939	-	-	4,689,939
Real Estate Investment Trusts	2,569,972	-	-	2,569,972
Special Purpose Acquisition Companies	859,923	1,885,556	2,831,120	5,576,599
Warrants	1,904	-	12,176	14,080
Money Market Fund	25,754,424	-	-	25,754,424
Total Assets	$34,449,690	$232,174,112	$10,963,030	$277,586,832

Liabilities:
Corporate Bonds	$-	$3,464,226	$-	$3,464,226
Written Options	24,879	101,280	-	126,159
Total Liabilities	$24,879	$3,565,506	$-	$3,590,385

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(253,333)	$-	$(253,333)
Total Other Financial Instruments	$-	$(253,333)	$-	$(253,333)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund
	Bank Loans	Common Stocks	Convertible Bonds	Corporate Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2022	$1,098,205	$2,130,700	$7,975,590	$341,700	$3,345	$-
Purchases	-	-	1,300,000	782,459	2,887,821	-
Sales	(1,098,205)	-	-	-	(251,232)	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	(370,724)	-
Change in unrealized appreciation (depreciation)	-	(53,230)	(192,926)	(60,559)	561,910	12,176
Transfer in/(out) of Level 3	-	-	(4,104,000)	-	-	-
Ending Balance - June 30, 2023	$-	$2,077,470	$4,978,664	$1,063,600	$2,831,120	$12,176

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

RiverPark Strategic Income Fund
Description	Fair Value June 30, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks	$77,694	Market comparable	Market discount	$2-$5
Common Stocks	1,999,776	Market comparable	Market discount	$59,200.00
Convertible Bonds	3,609,737	Liquidation analysis	Market discount	$87-$93
Convertible Bonds	1,368,927	Liquidation analysis	Market discount	$85.94
Corporate Bonds	742,000	Liquidation analysis	Market discount	$100.00
Corporate Bonds	321,600	Liquidation analysis	Market discount	$67-$70
Special Purpose Acquisition Companies*	832	Market comparable	Market discount	$0- $1
Special Purpose Acquisition Companies	2,724,281	Market comparable	Market discount	$10-$13
Special Purpose Acquisition Companies	106,007	Market comparable	Market discount	$6- $7
Warrants	12,176	Market comparable	Market discount	$0- $1

* These represent the SPAC Founder Shares held in the Fund's portfolio.